`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 25, 2011

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	212,441

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3541    37874 SH       Sole                                      37874
AT&T Corp New                  COM              00206R102      915    29900 SH       Sole                                      29900
Abbott Laboratories            COM              002824100     4938   100675 SH       Sole                                     100675
Advantage Oil & Gas LTD Com NP COM              00765F101      288    32110 SH       Sole                                      32110
Altria Group Inc               COM              02209S103      444    17060 SH       Sole                                      17060
Apple Computers                COM              037833100     6380    18307 SH       Sole                                      18307
Bank Of America Corp New       COM              060505104      156    11710 SH       Sole                                      11710
Berkshire Hathaway Inc Del Cl  COM              084670108     1504       12 SH       Sole                                         12
Berkshire Hathaway Inc Del Cl  COM              084670702    15839   189395 SH       Sole                                     189395
Boston Scientific Corp         COM              101137107       77    10725 SH       Sole                                      10725
Campbell Str Alloc Lp Unit L P COM              134441104      225       92 SH       Sole                                         92
Cel-Sci Corp Com New           COM              150837409        6    10000 SH       Sole                                      10000
ChevronTexaco Corp Com         COM              166764100    12246   113930 SH       Sole                                     113930
Coca-Cola                      COM              191216100     2893    43612 SH       Sole                                      43612
Colgate Palmolive              COM              194162103     5823    72101 SH       Sole                                      72101
ConocoPhillips Com             COM              20825C104     5781    72389 SH       Sole                                      72389
Dell Computer                  COM              24702R101      840    57864 SH       Sole                                      57864
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      938    10450 SH       Sole                                      10450
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      531     6025 SH       Sole                                       6025
Duke Energy Corp               COM              26441c105      632    34829 SH       Sole                                      34829
Enterprise Prods Partn Com     COM              293792107      759    17633 SH       Sole                                      17633
Exxon Mobil Corp Com           COM              30231G102    17056   202739 SH       Sole                                     202739
General Dynamics Corp Com      COM              369550108     3087    40320 SH       Sole                                      40320
General Electric Co            COM              369604103      344    17147 SH       Sole                                      17147
Home Depot                     COM              437076102     5139   138671 SH       Sole                                     138671
Hugoton Rty Tr Tex Unit Ben In COM              444717102      288    12110 SH       Sole                                      12110
IShares Tr Small Growth Index  COM              464288604     1677    18165 SH       Sole                                      18165
Ishares Tr Dj Us Finl Svc      COM              464287770    10750   183390 SH       Sole                                     183390
Ishares Tr S&p Mc 400 Grw      COM              464287606     4333    39270 SH       Sole                                      39270
J P Morgan Chase & Co          COM              46625H100     7680   166600 SH       Sole                                     166600
Johnson & Johnson              COM              478160104     5630    95021 SH       Sole                                      95021
Kinder Morgan Mgmt Llc Shs     COM              49455U100     8676   132274 SH       Sole                                     132274
Lockheed Martin Corp Com       COM              539830109      352     4375 SH       Sole                                       4375
Lorillard Inc Com              COM              544147101     2496    26270 SH       Sole                                      26270
Lowes Cos Inc Com              COM              548661107     2439    92271 SH       Sole                                      92271
Mcdonalds                      COM              580135101     4086    53695 SH       Sole                                      53695
Microsoft                      COM              594918104     3211   126486 SH       Sole                                     126486
Natural Resource Prtnr Com Uni COM              63900P103      368    10495 SH       Sole                                      10495
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      341    11232 SH       Sole                                      11232
Oracle Corp Com                COM              68389X105     5437   162618 SH       Sole                                     162618
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Pace Oil & Gas Ltd Com NPV     COM              69374D104      109    11254 SH       Sole                                      11254
Paychex Inc Com                COM              704326107      219     6970 SH       Sole                                       6970
Penn West Energy Trust         COM              707887105      402    14500 SH       Sole                                      14500
Pepsico                        COM              713448108     5075    78785 SH       Sole                                      78785
Pfizer                         COM              717081103     7454   367029 SH       Sole                                     367029
Philip Morris Intl Inc Com     COM              718172109     4648    70821 SH       Sole                                      70821
Powershares QQQ Tr Unit Series COM              73935A104    18286   318399 SH       Sole                                     318399
Proctor & Gamble               COM              742718109     6514   105745 SH       Sole                                     105745
Proshares Tr Pshs Ult Mcp Val  COM              74347R495      397     9645 SH       Sole                                       9645
Proshares Tr Ultra S&P 500     COM              74347R107      979    18380 SH       Sole                                      18380
Proshares Ultra Financial      COM              74347X633      614     8780 SH       Sole                                       8780
Prospect Capital Corp Com      COM              74348T102      162    13270 SH       Sole                                      13270
Provident Energy Trust         COM              74386V100      909    98085 SH       Sole                                      98085
Sanofi-Aventis Sponsored ADR   COM              80105N105     5147   146145 SH       Sole                                     146145
Sirius Satellite Radio Com     COM              82967N108      180   109334 SH       Sole                                     109334
Vanguard Intl Eqty Idx Emr Mkt COM              922042858      257     5245 SH       Sole                                       5245
Verizon Communications Com     COM              92343V104     2736    70983 SH       Sole                                      70983
Wal-Mart Stores Inc            COM              931142103     2613    50206 SH       Sole                                      50206
Walgreens, Inc.                COM              931422109     1408    35080 SH       Sole                                      35080
Wells Fargo & Co Del Com       COM              949746101     5772   182030 SH       Sole                                     182030
Williams Sonoma Inc Co         COM              969904101      209     5150 SH       Sole                                       5150
iShares Tr Dj Sel Div Inx      COM              464287168      257     4925 SH       Sole                                       4925
iShares Tr Dj Us Energy        COM              464287796      339     7459 SH       Sole                                       7459
iShares Tr Msci Val Idx        COM              464288877     3734    70441 SH       Sole                                      70441
iShares Tr S&P 500 Index       COM              464287200      268     2017 SH       Sole                                       2017
iShares Tr S&P Gbl Energy      COM              464287341    10930   246053 SH       Sole                                     246053
iShares Tr S&P Midcap Value    COM              464287705     4581    53145 SH       Sole                                      53145
iShares Tr S&P Smlcp Value     COM              464287879    18927   248319 SH       Sole                                     248319